Financial Risk Management - Additional Information (Detail) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of credit risk [line items]
Liquidity value	€ 561
Cash and cash equivalents	166		€ 269		€ 347
Undrawn facilities	395
Revolving credit facilities outstanding	263
Pan US ABL facility (due 2022) [member]
Disclosure of credit risk [line items]
Borrowing base | $		$ 292
Secured inventory based facility (due 2019) [member]
Disclosure of credit risk [line items]
Borrowing base	€ 90
Derivative classified as cash flow hedge [member]
Disclosure of credit risk [line items]
Nominal amount hedging instrument | $		$ 427		$ 484
Bottom of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of credit risk [line items]
Maturity period	2018
Top of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of credit risk [line items]
Maturity period	2022